Investments in joint ventures and associates - Reconciliations from the net assets of associates based on the ownership ratio to corresponding book value of investment in joint ventures and associates (Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2025 KRW (₩)		Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 KRW (₩)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 37,859,248		₩ 35,895,269		₩ 33,397,490		$ 26,208,335	$ 24,848,754	₩ 31,627,342
Book value		2,080,008		1,748,810		1,795,370		$ 1,439,900		1,305,636
W Service Networks Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 4,122		₩ 4,146		₩ 4,391
Ownership		4.90%		4.90%		4.90%
Ownership portion of net assets		₩ 204		₩ 204		₩ 216
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		204		204		216				208
Korea Credit Bureau Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 122,133		₩ 88,314		₩ 62,408
Ownership		9.90%		9.90%		9.90%
Ownership portion of net assets		₩ 12,107		₩ 8,755		₩ 6,186
Basis difference		247		246		247
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		12,354		9,001		6,433				5,709
Korea Finance Security Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 25,549		₩ 24,105		₩ 21,898
Ownership		15.00%		15.00%		15.00%
Ownership portion of net assets		₩ 3,832		₩ 3,616		₩ 3,285
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		3,832		3,616		3,285				2,374
K BANK Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[1]	₩ 2,081,003		₩ 2,018,704		₩ 1,893,785
Ownership	[1]	12.00%		12.00%		12.60%
Ownership portion of net assets	[1]	₩ 248,878		₩ 241,429		₩ 238,158
Basis difference	[1]	20,822		20,821		21,894
Impairment	[1]	0		0		0
Intercompany transaction	[1]	0		0		0
Book value		269,700	[1]	262,250	[1]	260,052	[1]			247,789
Partner One Value Up I Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 8,645		₩ 9,128		₩ 13,889
Ownership		23.30%		23.30%		23.30%
Ownership portion of net assets		₩ 2,010		₩ 2,123		₩ 3,230
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		2,010		2,123		3,230				4,278
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 6,174		₩ 11,309		₩ 41,228
Ownership		20.00%		20.00%		20.00%
Ownership portion of net assets		₩ 1,235		₩ 2,263		₩ 8,247
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		1,235		2,263		8,247				10,285
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 15,647		₩ 15,645		₩ 15,654
Ownership		25.00%		25.00%		25.00%
Ownership portion of net assets		₩ 3,912		₩ 3,911		₩ 3,914
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		718		621		523
Book value		4,630		4,532		4,437				4,355
LOTTE CARD Co.,Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[1]	₩ 2,953,104		₩ 2,877,907		₩ 2,936,964
Ownership	[1]	20.00%		20.00%		20.00%
Ownership portion of net assets	[1]	₩ 590,619		₩ 575,580		₩ 587,392
Basis difference	[1]	0		0		0
Impairment	[1]	0		0		0
Intercompany transaction	[1]	0		0		0
Book value		590,619	[1]	575,580	[1]	587,392	[1]			514,131
Union Technology Finance Investment Association
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 31,253		₩ 39,628		₩ 41,310
Ownership		29.70%		29.70%		29.70%
Ownership portion of net assets		₩ 9,283		₩ 11,770		₩ 12,270
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		9,283		11,770		12,270				14,462
Orient Shipyard Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (16,606)	[1]	₩ (16,601)		₩ (16,517)
Ownership		22.70%	[1]	22.70%		22.70%
Ownership portion of net assets		₩ (3,774)	[1]	₩ (3,773)		₩ (3,754)
Basis difference		0	[1]	0		0
Impairment		0	[1]	0		0
Intercompany transaction		3,774	[1]	3,773		3,754
Book value		0	[1]	0		0
Win Mortgage Co.,LTd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 2,242		₩ 2,980		₩ 2,321
Ownership		4.50%		4.50%		4.50%
Ownership portion of net assets		₩ 101		₩ 135		₩ 105
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		101		135		105
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 11,083		₩ 10,848
Ownership		100.00%		100.00%
Ownership portion of net assets		₩ 11,082		₩ 10,847
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		11,082		10,847		10,540
BTS 2nd Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 41,218		₩ 38,999		₩ 24,193
Ownership		20.00%		20.00%		20.00%
Ownership portion of net assets		₩ 8,244		₩ 7,799		₩ 4,838
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		8,244		7,799		4,838				2,881
STASSETS FUND III
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 43,951		₩ 39,497		₩ 29,702
Ownership		28.30%		28.30%		28.30%
Ownership portion of net assets		₩ 12,439		₩ 11,178		₩ 8,406
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		12,439		11,178		8,406				1,230
SF CREDIT PARTNERS, LLC
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 184,869		₩ 154,711		₩ 123,161
Ownership		10.00%		10.00%		10.00%
Ownership portion of net assets		₩ 18,487		₩ 15,470		₩ 12,316
Basis difference		529		0		0
Impairment		0		0		0
Intercompany transaction		0		530		529
Book value		19,016		₩ 16,000		12,845
Ulsan Yeocheon Development Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 403
Ownership		50.00%		0.00%
Ownership portion of net assets		₩ 201
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		201
Japanese Hotel Real Estate Private Equity Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 13,571		₩ 14,122		₩ 13,529
Ownership		19.90%		19.90%		19.90%
Ownership portion of net assets		₩ 2,696		₩ 2,810		₩ 2,688
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		(5)		0
Book value		2,696		2,805		2,688				2,855
Woori Seoul Beltway Private Special Asset Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 79,717		₩ 64,305		₩ 50,360
Ownership		25.00%		25.00%		25.00%
Ownership portion of net assets		₩ 19,929		₩ 16,076		₩ 12,590
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		19,929		16,076		12,590
Woori Smart General Private Equity Investment Trust 1(bond)Woori Asset Global Partnership Fund No.5
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 141,837
Ownership		28.60%
Ownership portion of net assets		₩ 40,525
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		40,525
Woori General Private Securities Investment Trust No. 5 (bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 210,045
Ownership		28.60%
Ownership portion of net assets		₩ 60,013
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		60,013		₩ 60,024
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 117,082
Ownership		8.70%		9.10%
Ownership portion of net assets		₩ 10,172
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		10,172		₩ 10,493
Woori General Private Securities Investment Trust No. 6 (bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 143,197
Ownership		28.60%
Ownership portion of net assets		₩ 40,914
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		40,914
Woori General Private Securities Investment Trust No. 8 (Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 139,442
Ownership		28.60%		0.00%
Ownership portion of net assets		₩ 39,840
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		39,840
Woori Smart General Private Equity Investment Trust No.1(bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 139,754		₩ 142,484
Ownership		28.40%		28.40%
Ownership portion of net assets		₩ 39,703		₩ 40,477
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		39,703		40,477
WOORI TAERIM 1st Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 3,862		₩ 3,862		₩ 3,862
Ownership		25.60%		25.60%		25.60%
Ownership portion of net assets		₩ 988		₩ 988		₩ 988
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		988		988		988				988
Woori FirstValue Private Real Estate Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 1,754		₩ 4,724		₩ 4,667
Ownership		12.00%		12.00%		12.00%
Ownership portion of net assets		₩ 212		₩ 567		₩ 560
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		212		₩ 567		560
Woori Global Secondary Private Placement Investment Trust No. 2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 92,051
Ownership		12.00%		0.00%
Ownership portion of net assets		₩ 11,011
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		11,011
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 4,195,688
Ownership		0.70%		0.00%
Ownership portion of net assets		₩ 30,645
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		30,645
Woori GS West Street Strategic Solutions General Type Private Special Asset Investment Trust No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 118,352
Ownership		25.00%		0.00%
Ownership portion of net assets		₩ 29,588
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		29,588
Woori PGIF4 General Type Private Special Asset Investment Trust No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 124,249
Ownership		20.00%		0.00%
Ownership portion of net assets		₩ 24,850
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		24,850
Australia Green Energy 1st PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 137,435		₩ 132,854		₩ 121,430
Ownership		4.00%		4.00%		4.00%
Ownership portion of net assets		₩ 5,445		₩ 5,264		₩ 4,811
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		5,445		5,264		4,811				4,858
Aarden Woori Apparel 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 19,660		₩ 19,994		₩ 28,129
Ownership		0.50%		0.50%		0.50%
Ownership portion of net assets		₩ 93		₩ 95		₩ 133
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		93		95		133				97
Woori Dyno 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 18,503		₩ 14,532		₩ 12,025
Ownership		19.60%		19.60%		19.60%
Ownership portion of net assets		₩ 3,628		₩ 2,849		₩ 2,358
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		3,628		2,849		2,358				1,994
NH Woori Dino Co-Investment NO.2 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 42,764		₩ 39,366
Ownership		4.80%		5.10%
Ownership portion of net assets		₩ 2,035		₩ 1,996
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		2,035		1,996
KCLAVIS NPL Investment Trust NO 1-2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 47,780		₩ 42,977
Ownership		35.90%		35.90%
Ownership portion of net assets		₩ 17,146		₩ 15,422
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		17,146		₩ 15,422
Capstone Special Restructuring Private Investment Trust No.4
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 32,745
Ownership		46.20%		0.00%
Ownership portion of net assets		₩ 15,113
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		15,113
KTB-KORUS FUND
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 2,018		₩ 4,772		₩ 8,956
Ownership		37.50%		37.50%		37.50%
Ownership portion of net assets		₩ 757		₩ 1,789		₩ 3,359
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		757		1,789		3,359
KTBN Venture Fund No.8
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 4,734		₩ 7,032		₩ 11,551
Ownership		21.70%		21.70%		21.70%
Ownership portion of net assets		₩ 1,029		₩ 1,529		₩ 2,511
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		1,029		1,529		2,511
KTBN Digital Contents Korea Fund No.9
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 7,271		₩ 16,687		₩ 18,658
Ownership		30.00%		30.00%		30.00%
Ownership portion of net assets		₩ 2,181		₩ 5,006		₩ 5,597
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		2,181		5,006		5,597
KTBN Media Contents Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 1,361		₩ 1,029		₩ 1,887
Ownership		15.00%		15.00%		15.00%
Ownership portion of net assets		₩ 204		₩ 154		₩ 283
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		204		154		283
KTB China Synergy Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 119,780		₩ 125,819		₩ 135,487
Ownership		15.10%		15.10%		15.10%
Ownership portion of net assets		₩ 18,039		₩ 18,949		₩ 20,405
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		18,039		18,949		20,405
KTBN Venture Fund No.13
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 149,126		₩ 79,862		₩ 72,206
Ownership		19.60%		19.60%		19.60%
Ownership portion of net assets		₩ 29,240		₩ 15,659		₩ 14,158
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		29,240		15,659		14,158
KTBN Future Contents Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 22,546		₩ 31,448		₩ 34,210
Ownership		13.30%		13.30%		13.30%
Ownership portion of net assets		₩ 3,006		₩ 4,193		₩ 4,561
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		3,006		4,193		4,561
KTBN Venture Fund No.16
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 190,957		₩ 154,565		₩ 180,975
Ownership		10.30%		10.30%		10.30%
Ownership portion of net assets		₩ 19,585		₩ 15,853		₩ 18,561
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		19,585		15,853		18,561
KTBN Venture Fund No.18
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 211,281		₩ 251,478		₩ 265,911
Ownership		10.10%		10.10%		10.10%
Ownership portion of net assets		₩ 21,429		₩ 25,506		₩ 26,970
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		21,429		25,506		26,970
KB-KTB Technology Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 46,512		₩ 51,424		₩ 41,800
Ownership		18.20%		18.20%		18.20%
Ownership portion of net assets		₩ 8,457		₩ 9,350		₩ 7,600
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		8,457		9,350		7,600
WOORI 2022 Scaleup Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 261,716		₩ 88,930
Ownership		20.00%		20.00%
Ownership portion of net assets		₩ 52,411		₩ 17,809
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		52,411		17,809		13,578
WOORI 2022 Start-up Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 38,691		₩ 42,415
Ownership		30.10%		30.10%
Ownership portion of net assets		₩ 11,652		₩ 12,773
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		11,652		12,773		2,433
Chirochem
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 564		₩ 366		₩ 357
Ownership		28.60%		28.60%		28.60%
Ownership portion of net assets		₩ 161		₩ 104		₩ 102
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		₩ 161		104		102
Godo Kaisha Oceanos 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 15,368		₩ 16,687
Ownership		47.80%		47.80%		47.80%
Ownership portion of net assets				₩ 7,347		₩ 7,978
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				7,347		7,978				8,788
KG Fashion Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (792)		₩ (649)		₩ (463)
Ownership		20.80%		20.80%		20.80%
Ownership portion of net assets		₩ (164)		₩ (135)		₩ (96)
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		164		135		96
Book value		0		₩ 0		0
Woori NH Co-Growth Private Equity Fund I
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 30,947
Ownership		20.00%
Ownership portion of net assets		₩ 6,189
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		6,189
Healthcare Investmetnt Fund [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 10,197
Ownership		28.80%
Ownership portion of net assets		₩ 2,941
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		2,941
Woori Productive Financing Education Infrastructure General Private Special Asset Investment Trust No1 [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 0
Ownership		14.60%
Ownership portion of net assets		₩ 0
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		0
Woori 2025 Secondary Fund [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 30,785
Ownership		20.00%		0.00%
Ownership portion of net assets		₩ 6,157
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		6,157
AIP NMC Venture Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 7,438
Ownership		26.80%		0.00%
Ownership portion of net assets		₩ 1,997
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		1,997		₩ 0
Lux-Mason Innovation Technology Fund#2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 6,490
Ownership		23.10%		0.00%
Ownership portion of net assets		₩ 1,498
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		1,498		₩ 0
Woori Future Energy Private Special Asset Investment Trust(General) No.1 [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 0		₩ 0
Ownership		16.00%		16.00%
Ownership portion of net assets		₩ 0		₩ 0
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		0		0
KUM HWA Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (163)		₩ (163)		₩ (163)
Ownership		20.10%		20.10%		20.10%
Ownership portion of net assets		₩ (33)		₩ (33)		₩ (33)
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		33		33		33
Book value		0		0		0
Jinmyung Plus Co.,Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 47		₩ 40		₩ 65
Ownership		21.30%		21.30%		21.30%
Ownership portion of net assets		₩ 11		₩ 9		₩ 14
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		11		9		14				10
MARKET&FARM CO.,LTD.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (104)		₩ 52
Ownership		23.70%		23.70%
Ownership portion of net assets		₩ (25)		₩ 12
Basis difference		0		0
Impairment		0		0
Intercompany transaction		25		(12)
Book value		0		0
Genesis Eco No.1 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 38,013		₩ 37,421		₩ 37,750
Ownership		29.00%		29.00%		29.00%
Ownership portion of net assets		₩ 11,018		₩ 10,847		₩ 10,942
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		11,018		10,847		10,942				11,216
Paratus Woori Material Component Equipment joint venture company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 27,060		₩ 55,905		₩ 56,788
Ownership		29.90%		29.90%		29.90%
Ownership portion of net assets		₩ 8,090		₩ 16,714		₩ 16,979
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		8,090		16,714		16,979				17,250
Midas No. 8 Private Equity Joint Venture Company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 63,089		₩ 63,915		₩ 64,821
Ownership		28.50%		28.50%		28.50%
Ownership portion of net assets		₩ 17,971		₩ 18,207		₩ 18,465
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		17,971		18,207		18,465				18,713
Orchestra Private Equity Fund IV
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 34,038		₩ 34,113		₩ 33,919
Ownership		28.20%		28.20%		28.20%
Ownership portion of net assets		₩ 9,588		₩ 9,610		₩ 9,555
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		9,588		9,610		9,555				9,698
Synaptic Green No.1 PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 42,971		₩ 35,618		₩ 36,150
Ownership		21.10%		21.10%		21.10%
Ownership portion of net assets		₩ 9,047		₩ 7,499		₩ 7,611
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		9,047		7,499		7,611				7,793
IGEN2022No. 1 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 24,197		₩ 32,089
Ownership		24.80%		24.80%
Ownership portion of net assets		₩ 6,012		₩ 7,972
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		6,012		7,972		7,983				8,010
PCC-Woori LP Secondary Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 20,795		₩ 22,263		₩ 27,105
Ownership		38.80%		38.90%		38.90%
Ownership portion of net assets		₩ 8,068		₩ 8,648		₩ 10,530
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		70		0		0
Book value		8,138		8,648		10,530				12,984
Synaptic Future Growth Private Equity Fund 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 34,043		₩ 32,343		₩ 29,748
Ownership		23.80%		23.80%		23.80%
Ownership portion of net assets		₩ 8,089		₩ 7,685		₩ 7,069
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		8,089		7,685		7,069
Woorinara Short-Term Bond Securities Investment Trust (Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 596,863
Ownership		6.80%
Ownership portion of net assets		₩ 40,280
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		40,280		0
Woori Together TDF 2025
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 22,523		₩ 14,470
Ownership		17.20%		24.70%
Ownership portion of net assets		₩ 3,866		₩ 3,577
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		3,866		3,577						1,990
Woori Together TDF 2030
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 29,206		₩ 16,808		₩ 11,894
Ownership		17.30%		22.20%		28.00%
Ownership portion of net assets		₩ 5,058		₩ 3,724		₩ 3,324
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		5,058		3,724		3,324				2,033
Woori Together TDF 2035
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 55,471		₩ 15,296
Ownership		4.30%		22.50%
Ownership portion of net assets		₩ 2,396		₩ 3,448
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		2,396		3,448
Woori Together TDF 2040
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 21,964
Ownership		20.40%
Ownership portion of net assets		₩ 4,481
Basis difference		0
Impairment		0
Intercompany transaction		(44)
Book value		4,437
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 124,718		₩ 171,980
Ownership		4.40%		2.30%
Ownership portion of net assets		₩ 5,516		₩ 4,019
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		(8)
Book value		5,516		4,011
Woori-Q Corporate Restructuring Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 97,927		₩ 99,953		₩ 62,809
Ownership		34.30%		34.60%		32.40%
Ownership portion of net assets		₩ 33,589		₩ 34,619		₩ 20,283
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		(566)		(612)		0
Book value		33,023		34,007		20,283				27,536
Woori Eugene Energy Link Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 72,531
Ownership		7.90%
Ownership portion of net assets		₩ 5,699
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		5,699
Woori IMM Green Net Zero Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 43,919
Ownership		23.60%
Ownership portion of net assets		₩ 10,370
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		10,370
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 180,342		₩ 163,812		₩ 98,627
Ownership		33.00%		32.90%		32.70%
Ownership portion of net assets		₩ 59,513		₩ 53,948		₩ 32,987
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		1,889		1,591		0
Book value		61,402		₩ 55,539		32,987
Woori BIG SATISFACTION SHINJONG MMF 3RD
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 2,046,370
Ownership		6.40%		2.30%
Ownership portion of net assets		₩ 130,389
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		130,389		₩ 41,984
Woori-Shinyoung Growth-Cap Private Equity Fund I
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 102,733		₩ 84,356		₩ 95,743
Ownership		35.00%		35.00%		35.00%
Ownership portion of net assets		₩ 35,957		₩ 29,499		₩ 33,481
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		367		197		0
Book value		36,324		29,696		33,481				43,274
NH Woori New deal Co-Investment No.1 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 18,979		₩ 29,128
Ownership		19.50%		19.50%
Ownership portion of net assets		₩ 3,692		₩ 5,680
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		(476)
Book value		3,692		5,204
Woori Real Estate Investment No. 1 Limited Liability Company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 177,609		₩ 170,787
Ownership		19.90%		19.90%
Ownership portion of net assets		₩ 35,274		₩ 33,919
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		₩ 35,274		₩ 33,919
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 10,542
Ownership						100.00%
Ownership portion of net assets						₩ 10,540
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						10,540				10,243
Dicustody Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 92
Ownership						1.00%
Ownership portion of net assets						₩ 1
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						1				1
Joongang Network Solution Co.,Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ (1,651)
Ownership						25.30%
Ownership portion of net assets						₩ (419)
Basis difference						0
Impairment						0
Intercompany transaction						507
Book value						88
Rea Company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ (1,488)
Ownership		26.10%		26.10%		24.50%
Ownership portion of net assets						₩ (365)
Basis difference						0
Impairment						0
Intercompany transaction						365
Book value						0
ARAM CMC Co.,Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 88		₩ 184
Ownership		20.10%		20.10%		20.00%
Ownership portion of net assets				₩ 18		₩ 37
Basis difference				0		0
Impairment				0		0
Intercompany transaction				(18)		(37)
Book value				0		0
Woori General Private Securities Investment Trust(Bond) No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 206,746
Ownership						25.00%
Ownership portion of net assets						₩ 51,686
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						51,686
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 701,914
Ownership						15.00%
Ownership portion of net assets						₩ 105,564
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						105,564				112,025
Woori Safe Plus General Type Private Investment Trust S-8(Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 113,407
Ownership						9.10%
Ownership portion of net assets						₩ 10,330
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						10,330				10,182
Woori General Private Securities Investment Trust(Bond) No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 113,040
Ownership						27.30%
Ownership portion of net assets						₩ 30,829
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						30,829
Woori Smart General Private Equity Investment Trust 1(bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 146,240		₩ 143,973
Ownership		28.60%		28.60%		28.60%
Ownership portion of net assets				₩ 41,825		₩ 41,135
Basis difference				0		0
Impairment				0		0
Intercompany transaction				(42)		0
Book value		₩ 40,525		41,783		41,135
Woori General Private Securities Investment Trust(Bond) No.3
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 184,330
Ownership						27.80%
Ownership portion of net assets						₩ 51,205
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						51,205
Woori Asset Global Partnership Fund No. 5
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 130,253		₩ 95,294		₩ 38,256
Ownership		57.70%		57.70%		57.70%
Ownership portion of net assets		₩ 75,146		₩ 54,985		₩ 22,071
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		(8)		0
Book value		₩ 75,146		54,977		22,071
Portone-Cape Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 800		₩ 2,224
Ownership		0.00%		20.00%		20.00%
Ownership portion of net assets				₩ 160		₩ 445
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				160		445				464
DeepDive WOORI 2022-1 Financial Investment Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 10,381
Ownership						11.90%
Ownership portion of net assets						₩ 1,236
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						1,236
Darwin Green Packaging Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 19,115		₩ 19,128		₩ 19,390
Ownership		20.40%		20.40%		20.40%
Ownership portion of net assets		₩ 3,901		₩ 3,904		₩ 3,957
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		3,901		3,904		3,957				3,945
Koreawide partners 2nd Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 70,658		₩ 72,132		₩ 72,133
Ownership		26.70%		26.70%		26.70%
Ownership portion of net assets		₩ 18,842		₩ 19,235		₩ 19,235
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		18,842		19,235		19,235				20,000
Woori G Real Infrastructure Blind General Type Private Placement Investment Trust
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 114,817
Ownership						0.10%
Ownership portion of net assets						₩ 55
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						55				102
Woori BIG2 Plus Securities Investment Trust (Balanced Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 16,625
Ownership						14.10%
Ownership portion of net assets						₩ 2,543
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						2,543				1,074
Woori Together OCIO Target Return Feeder fund (Balance Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 50,837
Ownership						20.40%
Ownership portion of net assets						₩ 10,376
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						10,376
Woori Zip 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 12,746
Ownership						62.40%
Ownership portion of net assets						₩ 7,629
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						7,629				8,690
Woori Zip 2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 17,630
Ownership						62.80%
Ownership portion of net assets						₩ 10,695
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						10,695				12,180
JC Assurance No.2 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 120,525		₩ 120,550		₩ 121,588
Ownership		23.40%		23.40%		23.50%
Ownership portion of net assets		₩ 28,240		₩ 28,246		₩ 28,610
Basis difference		0		0		0
Impairment		(28,240)		(28,246)		(28,610)
Intercompany transaction		0		0		0
Book value		₩ 0		0		0
IGEN2023No. 1 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 32,131
Ownership						24.80%
Ownership portion of net assets						₩ 7,983
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						7,983
Woori Senior Loan Private Placement Investment Trust No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 80,914
Ownership		0.00%		21.70%
Ownership portion of net assets				₩ 17,517
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				17,517		75,590
Woori USD Treasury Target Return Bond FoF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 921
Ownership		0.00%		23.90%
Ownership portion of net assets				₩ 220
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				220
Woori Big Satisfaction Corporation MMF No. 3
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 1,860,839
Ownership				2.30%
Ownership portion of net assets				₩ 42,038
Basis difference				0
Impairment				0
Intercompany transaction				(54)
Book value				41,984
Woori General Private Securities Investment Trust No. 7 (Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 143,907
Ownership				28.60%
Ownership portion of net assets				₩ 41,116
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				41,116
Woori General Private Securities Investment Trust No. 6
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 147,315
Ownership				28.60%
Ownership portion of net assets				₩ 42,090
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				42,090
Woori Big Satisfaction General Private Securities Investment Trust No. 3
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 115,424
Ownership				9.10%
Ownership portion of net assets				₩ 10,493
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				10,493
Woori General Private Securities Investment Trust No. 5
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 210,083
Ownership				28.60%
Ownership portion of net assets				₩ 60,024
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				60,024
Dream Company Growth no.1 PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 28,111
Ownership						27.80%
Ownership portion of net assets						₩ 7,809
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						7,809				7,861
HMS-Oriens 1st Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 65,220		₩ 61,497
Ownership		0.00%		22.80%		22.80%
Ownership portion of net assets				₩ 14,880		₩ 14,030
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				14,880		14,030				13,252
KTB China Platform Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 85,895
Ownership						18.70%
Ownership portion of net assets						₩ 16,059
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						16,059
KTBN Venture Fund No.7
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 79,871
Ownership						20.10%
Ownership portion of net assets						₩ 16,044
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						16,044
NAVER-KTB Audio Contents Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 24,795		₩ 28,767
Ownership		0.00%		1.00%		1.00%
Ownership portion of net assets				₩ 248		₩ 288
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				248		288
WOORI 2023 Scaleup Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 67,800
Ownership						20.00%
Ownership portion of net assets						₩ 13,578
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						13,578
WOORI 2023 Start-up Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 8,081
Ownership						30.10%
Ownership portion of net assets						₩ 2,433
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						2,433
KTB-NHN China Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 9
Ownership						33.30%
Ownership portion of net assets						₩ 3
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						3
KTBN GI Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 92		₩ 12,346
Ownership		0.00%		5.00%		5.00%
Ownership portion of net assets				₩ 5		₩ 617
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				₩ 5		617
Woori G Senior Loan Private Placement Investment Trust No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 349,132
Ownership						21.70%
Ownership portion of net assets						₩ 75,590
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						75,590				₩ 81,861
Woori 25-09 Corporate Bond (AA- or higher) Active ETF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 101,701
Ownership						29.30%
Ownership portion of net assets						₩ 29,821
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						29,821
Woori Short Term Government and Special Bank Bond Active ETF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 58,973
Ownership						20.80%
Ownership portion of net assets						₩ 12,286
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						₩ 12,286

[1]	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.